Statement of Financial Position - Parenthetical (USD $)	Jul. 31, 2014	Oct. 31, 2013
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, Shares Issued	20,019,874	14,563,150
Common Stock, Shares Outstanding	20,019,874	14,563,150